                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Lake Capital, LLC
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA 90404

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Selmo
Title: Manager
Phone: 310 - 633 - 2328

Signature, Place, and Date of Signing:

Brian Selmo       Santa Monica, CA         February 13, 2007
----------- -----------------------------  -----------------
[Signature]         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         38
Form 13F Information Table Value Total:    142,656
                                        (thousands)

List of Other Included Managers: NONE

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Eagle Lake Capital, LLC
13F Filing Data
For The Year Ended December 31, 2006

                                                                                 VOTING AUTHORITY
               TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER  CLASS     CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
 99 CENTS
   ONLY
   STORES        COM    65440K106   3,651  300,000 SH          SOLE             300,000
 AMERICAN
   INTL
   GROUP INC     COM    026874107   8,362  116,690 SH          SOLE             116,690
 AMERIPRISE
   FINL INC      COM    03076C106   3,325   61,000 SH          SOLE              61,000
 AON CORP        COM    037389103   2,732   77,310 SH          SOLE              77,310
 BERKSHIRE
   HATHAWAY
   INC DEL      CL A    084670108   7,589       69 SH          SOLE                  69
 BOULDER
   TOTAL
   RETURN
   FD INC        COM    101541100   2,338  104,670 SH          SOLE             104,670
 CBS CORP
   NEW          CL B    124857202   4,737  151,920 SH          SOLE             151,920
 CBS CORP
   NEW          CL B    124857202     382      360 SH  CALL    SOLE                 360
 CENTEX
   CORP          COM    152312104      91      240 SH  PUT     SOLE                 240
 CHARTER
   FINL CORP
   WEST PT
   GA            COM    16122M100   1,854   35,980 SH          SOLE              35,980
 DELL INC        COM    24702R101   4,466  178,005 SH          SOLE             178,005
 GAP INC DEL     COM    364760108   1,606   82,373 SH          SOLE              82,373
 GAP INC DEL     COM    364760108   1,904    1,779 SH  CALL    SOLE               1,779
 GYRODYNE
   CO AMER
   INC           COM    403820103   1,864   30,059 SH          SOLE              30,059
 HOME DEPOT
   INC           COM    437076102   9,346  232,716 SH          SOLE             232,716
 INTERPUBLIC
   GROUP
   COS INC       COM    460690100   6,563  536,155 SH          SOLE             536,155
 LENNAR
   CORP         CL A    526057104      95      345 SH  PUT     SOLE                 345
 LIBERTY
   MEDIA
   HLDG        CAP COM
   CORP         SER A   53071M302   6,647   67,842 SH          SOLE              67,842
 LIBERTY
   MEDIA
   HLDG        INT COM
   CORP         SER A   53071M104   4,591  212,844 SH          SOLE             212,844
 MICROSOFT
   CORP          COM    594918104   5,806  194,430 SH          SOLE             194,430
 MILLS CORP      COM    601148109   3,959  197,942 SH          SOLE             197,942
 MIRANT
   CORP NEW      COM    60467R100     211    6,693 SH          SOLE               6,693
 NEWS CORP      CL B    65248E203     351    1,800 SH  PUT     SOLE               1,800
 NIKE INC       CL B    654106103   6,610   66,750 SH          SOLE              66,750
 ORIGEN FINL
   INC           COM    68619E208   4,818  703,428 SH          SOLE             703,428
 PFIZER INC      COM    717081103   4,420  170,655 SH          SOLE             170,655
 PHH CORP        COM
                 NEW    693320202  14,407  499,020 SH          SOLE             499,020
 SEARS
   HLDGS
   CORP          COM    812350106   2,766   16,469 SH          SOLE              16,469
 SEARS
   HLDGS
   CORP          COM    812350106      14      164 SH  PUT     SOLE                 164
 TOLL
   BROTHERS
   INC           COM    889478103      84      650 SH  PUT     SOLE                 650
 TYCO INTL
   LTD NEW       COM    902124106  14,350  472,044 SH          SOLE             472,044
 VIAMCOM
   INC NEW      CL B    92553P201   5,357  130,556 SH          SOLE             130,556
 VIAMCOM
   INC NEW      CL B    92553P201   1,239      810 SH  CALL    SOLE                 810
 VIAMCOM
   INC NEW      CL B    92553P201     259      235 SH  CALL    SOLE                 235
 WAL MART
   STORES
   INC           COM    931142103     651      243 SH  CALL    SOLE                 243
 WAL MART
   STORES
   INC           COM    931142103     227      102 SH  CALL    SOLE                 102
 WAL MART
   STORES
   INC           COM    931142103   4,619  100,024 SH          SOLE             100,024
 WINN DIXIE
   STORES        COM
   INC           NEW    974280307     366   27,075 SH          SOLE              27,075